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                                  FUND PROFILE
                                      FOR



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                                October 24, 1996





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1        OBJECTIVE

Vanguard Explorer Fund seeks to provide long-term capital growth. The Fund may not meet this objective.

2        INVESTMENT STRATEGIES

The Fund invests in stocks of small companies (that is, those with an average market value of between $100 million and $500 million). These companies tend to be unseasoned but are considered to have favorable prospects for growth. In addition to investing in common stocks, the Fund may also invest, to a limited degree, in short-term fixed-income securities, and futures and options contracts.

3        RISKS

The Fund's total return will fluctuate, so an investor could lose money over short or extended periods. More specifically, investors in the Fund are exposed to . . .

o A HIGH degree of STOCK MARKET RISK (the possibility that stock prices in general will decline over short or extended periods).

Historical returns for the U.S. stock market (as measured by the Standard & Poor's 500 Composite Stock Price Index) show some of this market volatility. From 1926 to 1995, the S&P 500 Index provided an annualized total return of 10.5%, but provided a negative return -- averaging -12.3% -- in 20 of these 70 years. Annual returns for the period ranged from a low of -43.3% to a high of 53.9%.

Because it emphasizes the stocks of smaller companies, the Fund is likely to perform differently than broader market benchmarks like the S&P 500 Index.

4        APPROPRIATENESS

This Fund may be suitable for investors who . . .

o        Are seeking long-term capital growth.

o        Are willing to assume above-average investment risk.

o Want an aggressive growth fund as part of a balanced investment program.

o        Plan to invest for at least five years.

The Fund is not suitable for investors who . . .

o        Are seeking current income.

o        Cannot tolerate fluctuating share prices.
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5        FEES AND EXPENSES

Vanguard Explorer Fund -- like all Vanguard Funds -- is offered on a pure no-load basis (that is, the Fund has no 12b-1 fees or charges to buy or sell shares).

The Fund's operating expenses are deducted from its total assets before daily share prices and income distributions are calculated. The Fund's expense ratio for fiscal year 1995 was 0.68% of assets.

       ANNUAL FUND OPERATING EXPENSES
       ------------------------------
       Investment Advisory Fees   . . . . . . . . . .            0.28%
       Distribution Costs   . . . . . . . . . . . . .            0.02
       Other Expenses   . . . . . . . . . . . . . . .            0.38
                                                                 ----
       Total Operating Expenses   . . . . . . . . . .            0.68%
                                                                 ====

The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and
(2) redemption at the end of each period.

                1 YEAR         3 YEARS       5 YEARS         10 YEARS
                ------         -------       -------         --------
                  $7            $22            $38             $85

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.
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6        PAST PERFORMANCE

                                  PERFORMANCE
                          ANNUAL RETURNS (%) 1986-1995

                                                                                   VANGUARD                           RUSSELL 2000
                                                                                EXPLORER FUND                            INDEX*
                                                                                -------------                            ------
1986  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     -8.4                                   5.7
1987  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     -6.9                                  -8.8
1988  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     25.8                                  24.9
1989  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      9.4                                  16.2
1990  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -10.8                                 -19.5
1991  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     55.9                                  46.1
1992  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     13.0                                  18.4
1993  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     15.4                                  18.9
1994  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      0.5                                  -1.8
1995  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     26.6                                  28.4


                              PERFORMANCE SUMMARY
                       (PERIODS ENDED SEPTEMBER 30, 1996)

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                EXPLORER FUND                      RUSSELL 2000*
                                                -------------                      -------------
1 Year                                              15.9%                              13.1%
5 Years                                             16.0%                              15.8%
10 Years                                            13.1%                              11.9%

Note: In evaluating past performance, it is important to consider that returns from stocks were close to their highest levels in history during the past ten years. Past performance is not indicative of future performance.

Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses. The performance data quoted represent past performance. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

* The Russell 2000 Index is a diversified group of some 2,000 securities used to measure the performance of small-company stocks. An index is unmanaged; you cannot invest in an index.
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7        INVESTMENT ADVISER

The Fund employs a multi-adviser approach. Wellington Management Company, LLP (44% of the Fund's assets as of September 30, 1996) and Granahan Investment Management, Inc. (56% of the Fund's assets as of September 30, 1996) select stocks and maintain portfolios independently of each other.

John J. Granahan, President of Granahan Investment Management, Inc., oversees his firm's portion of the Fund's assets. He served as portfolio manager of Explorer II from its inception in 1985 to its merger with the Fund in 1990. Kenneth L. Abrams, Vice President of Wellington Management Company, LLP, has overseen his firm's portion of the Fund's assets since February 1994. He has been with Wellington for ten years.

8        PURCHASES

You may purchase shares by mail, wire, or exchange from another Vanguard Fund. The minimum initial investment is $3,000 ($1,000 for IRAs and custodial accounts for minors).

9        REDEMPTIONS

You may redeem shares by sending a letter to or calling Vanguard. The Fund's share price is expected to fluctuate and, at redemption, may be higher or lower than at the time of initial purchase, resulting in a taxable gain or loss.

10       DISTRIBUTIONS

The Fund expects to pay dividend and capital gains distributions annually. These distributions can be automatically reinvested or received in cash. All distributions are taxable to you whether reinvested in additional shares or received in cash.

11       OTHER SERVICES

o Vanguard Fund Express(R) -- electronic transfers between your bank account and the Fund.

o Vanguard Tele-Account(R) -- around-the-clock access to Vanguard Fund information, account balances, and some transactions by calling 1-800-662-6273 (ON-BOARD).

o Investor Information -- toll-free access to Vanguard Associates by calling 1-800-662-7447 (SHIP).
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This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semi-annual report. The prospectus and reports may be obtained at no cost by calling 1-800-662-7447.





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1096-20A     (C) 1996 Vanguard Marketing Corporation, Distributor        FP24